Note C - Loans and Allowance for Loan Losses (Details) - Allowance for Loan Losses and the Recorded Investment of Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$ 2,625	$ 2,107
Collectively evaluated for impairment	3,530	4,798
Total ending allowance balance	6,155	6,905	7,344	9,386
Loans:
Loans individually evaluated for impairment	14,696	17,401
Loans collectively evaluated for impairment	551,623	540,887
Total ending loans balance	566,319	558,288
Residential Portfolio Segment [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	213	128
Collectively evaluated for impairment	1,037	1,201
Total ending allowance balance	1,250	1,329	1,860	1,051
Loans:
Loans individually evaluated for impairment	1,438	827
Loans collectively evaluated for impairment	212,570	225,195
Total ending loans balance	214,008	226,022
Commercial Real Estate Portfolio Segment [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	1,541	1,979
Collectively evaluated for impairment	1,266	1,967
Total ending allowance balance	2,807	3,946	3,493	3,083
Loans:
Loans individually evaluated for impairment	10,382	16,354
Loans collectively evaluated for impairment	175,284	158,656
Total ending loans balance	185,666	175,010
Commercial and Industrial [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	864
Collectively evaluated for impairment	441	783
Total ending allowance balance	1,305	783	636	3,795
Loans:
Loans individually evaluated for impairment	2,658
Loans collectively evaluated for impairment	61,707	57,239
Total ending loans balance	64,365	57,239
Consumer Portfolio Segment [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	7
Collectively evaluated for impairment	786	847
Total ending allowance balance	793	847	1,355	1,457
Loans:
Loans individually evaluated for impairment	218	220
Loans collectively evaluated for impairment	102,062	99,797
Total ending loans balance	$ 102,280	$ 100,017